Accounts Receivable - Summary of Loss Allowances for Accounts Receivable (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Receivables [Abstract]
Beginning Balance	¥ 11	¥ 7
Provision for loss allowance recognized in income statement	8	18
Receivables written off during the year as uncollectible	(5)	(14)
Ending Balance	¥ 14	¥ 11